Net finance costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2020
Disclosure Of Finance Income And Costs [Line Items]
Tender offer				£ 3,133
Tender offer accrued interest				£ 43
Fair value loss on debt-related derivatives	£ 599	£ (473)	£ 252
Gain on repurchase of bonds	129
Transaction costs on repurchase of bonds	7
Interest related to adjusting tax payables		36	31
Differences on exchange	(292)	431	(253)
Restricted cash
Disclosure Of Finance Income And Costs [Line Items]
Income on cash and cash equivalents	97	42
Derivatives
Disclosure Of Finance Income And Costs [Line Items]
Fair value loss on debt-related derivatives	151
Adjusting items which have been adjusted within net finance costs
Disclosure Of Finance Income And Costs [Line Items]
Provision charged to net finance costs against non-current investments			24
Provision reversal	4	(17)
Russia
Disclosure Of Finance Income And Costs [Line Items]
Differences on exchange	15
Adjusting items which have been adjusted within net finance costs
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	71	36	31
Adjusting items which have been adjusted within net finance costs | Interest on tax payables including FIIGLO
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	60	33	20
Adjusting items which have been adjusted within net finance costs | Netherlands
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	16
Adjusting items which have been adjusted within net finance costs | Switzerland
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	(3)
Adjusting items which have been adjusted within net finance costs | Russia
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	£ (2)
Adjusting items which have been adjusted within net finance costs | Factory closure in switzerland
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables		£ 3
Adjusting items which have been adjusted within net finance costs | Amnesty tax payment in Turkey
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables			£ 11